S000004352 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	298 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.05%	13.07%	14.22%
S&P North American Expanded Technology Sector Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	27.31%	18.05%	22.57%
iShares Expanded Tech Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.83%	17.60%	22.06%
Performance Inception Date					Mar. 13, 2001
iShares Expanded Tech Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.77%	17.52%	21.93%
iShares Expanded Tech Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	14.28%	19.20%

[1]	The S&P North American Expanded Technology Sector Index (Spliced) reflects the performance of the S&P North American Technology Sector Index through December 23, 2018 and the S&P North American Expanded Technology Sector Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.